Financial Instruments	12 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
Financial Instruments
17.
Financial Instruments

The following is a summary of the Company’s risk management strategies and the effect of these strategies on the Company’s consolidated financial statements.

Concentration of Credit Risk: Financial instruments that potentially subject the Company to significant concentrations of credit risk consist principally of cash and cash equivalents, receivables from related parties, accounts receivable, net and other receivables, The Company places its temporary cash investments, consisting mostly of short-term deposits, with creditworthy financial institutions rated by qualified rating agencies. The Company performs periodic evaluations of the relative credit standing of those financial institutions that are considered in the Company’s investment strategy. The Company is exposed to credit risk in the event of non-performance by counterparties, however, the Company limits this exposure by diversifying among counterparties with high credit ratings. The Company depends upon a limited number of customers for a large part of its revenues. Refer to Note 20, “Segment Reporting”, for further details on revenue from significant clients. Credit risk with respect to accounts receivable, net is generally managed by the selection of customers among the major companies in the world and their dispersion across many geographic areas.

Fair Value: The carrying values of cash and cash equivalents, receivables from related parties, accounts receivable, net, other receivables, payables to vessel owners, payables to related party and accounts payable and accrued expenses are reasonable estimates of their fair value due to the short-term nature of these financial instruments. Cash and cash equivalents are considered Level 1 items as they represent liquid assets with short-term maturities. The valuation methodology and the significant unobservable inputs used for the valuation of the earnout shares, which are considered Level 3 items, are set out below.

	Valuation technique	Significant other unobservable input	Value
Earnout Shares	Monte Carlo Simulation	Stock price	3.06
		Stock price annual volatility	33%